Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 1	$ 1,149
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 2	3,362
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 3	4,511
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 4	0
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 5	43.40%
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 6	0
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 7	0
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 8	43.40%
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 9	0
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 10	29.00%
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 11	34.00%
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 12	0
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 13	333
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 14	1,143
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 15	1,476
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 16	5,016
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 17	0
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 18	5,016
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 19	(123)
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 20	0
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 21	(123)
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 22	(5,226)
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 23	(1,143)
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Effective Income Tax Rate Reconciliation 24	$ (6,369)